Annual Total Returns - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - FidelitySeriesInvestmentGradeSecuritizedFund-PRO - Fidelity Series Investment Grade Securitized Fund - Fidelity Series Investment Grade Securitized Fund
Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Annual Return 2019	6.68%
Annual Return 2020	5.24%
Annual Return 2021	(0.81%)
Annual Return 2022	(11.79%)
Annual Return 2023	5.64%